Commitments and Contingencies - Narrative (Details) $ in Thousands, € in Millions, BRL in Millions											1 Months Ended	12 Months Ended
	Oct. 20, 2016 USD ($)	Sep. 30, 2016 USD ($)	Sep. 15, 2016 USD ($)	Jun. 20, 2016 EUR (€) additional_claim	Jun. 10, 2016 USD ($)	Apr. 12, 2016 EUR (€)	Feb. 26, 2016	Dec. 30, 2015 EUR (€)	Jan. 07, 2015 USD ($)	Dec. 09, 2014 plaintiff	Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($) lawsuit extension_option contract	Dec. 31, 2016 BRL lawsuit extension_option contract	Dec. 31, 2016 MXN lawsuit extension_option contract	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 BRL
Loss Contingencies [Line Items]
Rent and lease expense												$ 72,500			$ 60,800	$ 57,400
Maximum potential commitments												676,428
Provisions for litigation matters												4,000
Italian Tax Matters
Loss Contingencies [Line Items]
Alleged taxes, penalties and adjustments | €						€ 275.0		€ 200.0
Number of additional claims | additional_claim				2
Appeal period								60 days
Extension of appeal period							90 days
Alleged improper deduction of VAT | €						€ 140.0
Brazil ICMS Tax | Brazil ICMS Tax
Loss Contingencies [Line Items]
Damages claimed												$ 5,700	BRL 18.5
Texas Fun 5’s Instant Ticket Game
Loss Contingencies [Line Items]
Number of lawsuits | lawsuit												5	5	5
Steele, et al. v. GTECH Corporation
Loss Contingencies [Line Items]
Number of individuals claiming damages | plaintiff										1,200
Mexican Tax Administration Service | Assessment of income tax, VAT, interest and penalties
Loss Contingencies [Line Items]
Damages claimed												$ 20,500		MXN 424,486,923
Mexican Tax Administration Service | Denial of deduction for inventory sold
Loss Contingencies [Line Items]
Damages claimed												$ 15,000
Italian Tax Matters | Italian Tax Matters
Loss Contingencies [Line Items]
Damages claimed | €				€ 13.5
Operating headquarters facility in Providence, Rhode Island | Facility leases
Loss Contingencies [Line Items]
Period of base rent to calculate termination fee												6 months	6 months	6 months
Number of lease extension options | extension_option												2	2	2
Period of each extension option												10 years	10 years	10 years
Useful life												40 years	40 years	40 years
Facility in Las Vegas, Nevada | Facility leases
Loss Contingencies [Line Items]
Sale-leaseback agreement term								15 years
Performance bonds
Loss Contingencies [Line Items]
Term of bonds												1 year	1 year	1 year
Maximum potential commitments												$ 352,479
Minimum profit contracts
Loss Contingencies [Line Items]
Number of contracts | contract												3	3	3
Illinois Contract, 2012 Fiscal Year | Minimum profit contracts
Loss Contingencies [Line Items]
Shortfall payments											$ 21,800
Illinois Contract, 2013 Fiscal Year | Minimum profit contracts
Loss Contingencies [Line Items]
Shortfall payments											38,600
Illinois Contract, 2014 Fiscal Year | Minimum profit contracts
Loss Contingencies [Line Items]
Shortfall payments											$ 37,100
Illinois Contract | Minimum profit contracts
Loss Contingencies [Line Items]
Shortfall payments															10,000
Reductions to service revenue															10,000	55,500
Indiana Contract | Minimum profit contracts
Loss Contingencies [Line Items]
Shortfall payments															18,300
Reductions to service revenue															8,000	$ 8,800
New Jersey Contract | Minimum profit contracts
Loss Contingencies [Line Items]
Shortfall payments															$ 15,400
Incentive payment received												$ 30,600
Loxley GTECH Technology Co., LTD
Loss Contingencies [Line Items]
Ownership in joint venture (as a percent)												49.00%					49.00%
Other owner's percentage ownership in joint venture (as a percent)												51.00%					51.00%
Loxley GTECH Technology Co., LTD | Guarantee of unrelated issuer's performance bonds
Loss Contingencies [Line Items]
Maximum potential commitments												$ 10,500					BRL 375.0
Northstar Lottery Group LLC
Loss Contingencies [Line Items]
Controlling interest percentage												80.00%	80.00%	80.00%
Minimum | Steele, et al. v. GTECH Corporation
Loss Contingencies [Line Items]
Damages claimed												$ 500,000
Minimum | Nettles v. GTECH Corporation
Loss Contingencies [Line Items]
Damages claimed									$ 4,000
Minimum | McDonald v. GTECH Corporation
Loss Contingencies [Line Items]
Damages claimed					$ 500
Minimum | Wiggins v. IGT Global Solutions Corp.
Loss Contingencies [Line Items]
Damages claimed			$ 1,000
Minimum | Campos et al. v. GTECH Corporation
Loss Contingencies [Line Items]
Damages claimed	$ 1,000
Settled Litigation | Wells Notice
Loss Contingencies [Line Items]
Litigation settlement		$ 500